STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
STOCKHOLDERS' EQUITY
Schedule of accumulated other comprehensive loss

The components of accumulated other comprehensive loss were as follows (in thousands):

	Gains (Losses) on Cash Flow Hedging Instruments, Net of Tax	Gains on Other Hedging Instruments, Net of Tax	Foreign Currency Translation	Accumulated Other Comprehensive Loss
Balance at December 31, 2013	$ 7	$—	$ (2,282)	$ (2,275)
Other comprehensive loss before reclassifications	(33)	168	(995)	(860)
Amounts reclassified from accumulated other comprehensive loss	(23)	—	—	(23)

Other comprehensive loss	(56)	168	(995)	(883)

Balance at December 31, 2014	(49)	168	(3,277)	(3,158)
Other comprehensive loss before reclassifications	4	45	(1,022)	(973)
Amounts reclassified from accumulated other comprehensive loss	45	—	—	45

Other comprehensive loss	49	45	(1,022)	(928)

Balance at December 31, 2015	$—	$ 213	$ (4,299)	$ (4,086)